Acquisitions	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Acquisitions
24.	Acquisitions

(1)	Sony Semiconductor acquisitions

On December 4, 2015, Sony Corporation and Toshiba Corporation (“Toshiba”) signed definitive agreements (the “Transfer Agreements”) to transfer to Sony Corporation and to Sony Semiconductor Manufacturing Corporation (“SCK”), a wholly-owned subsidiary of Sony, semiconductor fabrication facilities, equipment and related assets, as well as other related equipment and assets owned by Toshiba, for 19,000 million yen.

On March 31, 2016, pursuant to the Transfer Agreements, SCK acquired from Toshiba a portion of the semiconductor fabrication facilities, equipment and related assets (the “Toshiba Transferred Assets”) for 16,700 million yen. The purchase price for the Toshiba Transferred Assets is included within Other in the investing activities section of the consolidated statements of cash flows. SCK is utilizing the Toshiba Transferred Assets to establish a new technology center and further strengthen its production capacity for CMOS image sensors. The purchase price for the Toshiba Transferred Assets was allocated and recorded primarily to machinery and equipment. SCK also entered into a supply arrangement with Toshiba to manufacture and supply CMOS image sensors for a certain period following the acquisition. In connection with this acquisition, SCK also acquired related inventories from Toshiba.

As the purchase price for the Toshiba Transferred Assets was fully allocated to identifiable tangible and intangible assets and no liabilities were assumed, no goodwill was recorded as part of the acquisition. Pro forma results of operations have not been presented because the effect of the acquisition was not material.

(2)	Orchard acquisition

In April 2015, Sony Music Entertainment (“SME”), a wholly owned subsidiary of Sony, increased its shareholding in The Orchard to 100% by acquiring Orchard Asset Holdings, LLC’s 49% equity interest for 22,168 million yen (185 million U.S. dollars).

Prior to the acquisition, SME’s interest in The Orchard was accounted for under the equity method of accounting. As a result of SME’s obtaining a controlling interest in The Orchard, Sony consolidated The Orchard in accordance with the accounting guidance for business combinations achieved in stages and remeasured the 51% equity interest in The Orchard that it owned prior to the acquisition at a fair value, and recognized a gain of 18,085 million yen (151 million U.S. dollars) in other operating expense, net in the consolidated statement of income.

As a result of the acquisition, Sony recorded 36,664 million yen (307 million U.S. dollars) of goodwill and 13,806 million yen (115 million U.S. dollars) of intangible assets. The cash consideration of 19,547 million yen (164 million U.S. dollars) paid in this transaction, net of cash received, is included within Other in the investing activities section of the consolidated statements of cash flows.

Pro forma results of operations have not been presented because the effect of the acquisition was not material.

(3)	TEN Sports Network acquisition

On February 28, 2017, Sony Pictures Networks India, a wholly-owned subsidiary of Sony, completed the first phase of a two-phase acquisition of the TEN Sports Network in a majority of the countries and territories where TEN Sports Network operates, including India, for total consideration of 39,106 million yen (346 million U.S. dollars), of which 37,298 million yen (330 million U.S. dollars) was paid during the fiscal year ended March 31, 2017 and the remaining 1,772 million yen (16 million U.S. dollars) was paid during the fiscal year ended March 31, 2018. On September 15, 2017, Sony Pictures Networks India completed the final phase of the acquisition for cash consideration of 2,316 million yen (21 million U.S. dollars).

As a result of the acquisition, Sony recorded 26,489 million yen (235 million U.S. dollars) of goodwill and 14,910 million yen (132 million U.S. dollars) of intangible assets. The cash consideration paid in this transaction, net of cash received, is included within Other in the investing activities section of the consolidated statements of cash flows.

Pro forma results of operations have not been presented because the effect of the acquisition was not material.

(4)	Other acquisitions

During the fiscal year ended March 31, 2016, Sony completed other acquisitions for total consideration of 46,233 million yen which were paid for primarily in cash and included the February 1, 2016 acquisition of Altair for total consideration of 25,565 million yen. Altair develops and sells products focused on LTE (Long Term Evolution) technologies. There was no material contingent consideration subject to future change. The cash consideration of 22,657 million yen paid in the Altair transaction is included within Other in the investing activities section of the consolidated statements of cash flows. As a result of these acquisitions, Sony recorded 36,128 million yen of goodwill and 14,983 million yen of intangible assets, of which 17,879 million yen of goodwill and 6,600 million yen of intangible assets related to the Altair transaction.

During the fiscal year ended March 31, 2017, Sony completed other acquisitions for total consideration of 12,409 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 12,384 million yen of goodwill and 7,073 million yen of intangible assets.

During the fiscal year ended March 31, 2018, Sony completed other acquisitions for total consideration of 27,459 million yen which were paid for primarily in cash and there was no material contingent consideration subject to future change. As a result of these acquisitions, Sony recorded 20,013 million yen of goodwill and 4,980 million yen of intangible assets.

No significant amounts have been allocated to in-process research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Pro forma results of operations have not been presented because the effects of other acquisitions, individually and in aggregate, were not material.